Accounting policies (Tables)	12 Months Ended
Dec. 31, 2023
Significant Accounting Policies [Abstract]
Disclosure of disaggregation of revenue from contracts with customers
For the year ended December 31, 2022:

	Online casino € '000s	Sports betting € '000s
As presented in the current year	875,878	376,521
As presented in the previous year	814,294	438,105
Fixed odds contingencies revenue	61,584	(61,584)
For the year ended December 31, 2021:

	Online casino € '000s	Sports betting € '000s
As presented in the current year	890,217	355,690
As presented in the previous year	858,725	387,182
Fixed odds contingencies revenue	31,492	(31,492)

Summary of Intangible Asset Useful Economic Life
Amortization is provided at rates calculated to write off the valuation of each asset over its expected useful life, as follows:

Intangible Asset	Useful economic life
Customer databases	2-5 years diminishing balance method
Brands	Assessed separately for each asset, with lives ranging up to 20 years
Marketing and data analytics know-how	4-5 years straight-line
Licenses	1-10 years straight-line
Exclusive license rights	3 years straight-line
Acquired technology	2-10 years straight-line
Internally-generated software development costs	2-10 years straight-line

Summary of Property, Plant and Equipment Useful Economic Life
Property, plant and equipment is stated at historical cost less accumulated depreciation and any accumulated impairment losses.

Property plant and equipment	Useful economic life
Leasehold property improvements	Over the life of the lease or the useful life of the asset, whichever is shorter
Furniture and fittings	3-6 years straight-line
Office equipment	3-10 years straight-line
Computer hardware and software	2-5 years straight-line